Shareholder's Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Shareholder's Equity (Deficit)
10.	Shareholders’ Equity (Deficit)
The Company is authorized to issue 12,417,500,000 ordinary shares with par value of $0.000004 per share. Each holder of the Company’s ordinary shares is entitled to one vote per share. As of September 30, 2021, there were 126,675,098 of the Company’s ordinary shares issued and outstanding. Holders of the Company’s ordinary shares do not have cumulative voting rights. Additionally, the Company has 14,074,986 warrants outstanding as of September 30, 2021. See Note 8,
Warrants
for additional information.
Each holder of the Company’s ordinary shares is entitled to the payment of dividends and other distributions as may be declared by the Board from time to time out of the Company’s assets or funds legally available for dividends or other distributions. The Company has not declared or paid any dividends with respect to its ordinary shares for the periods presented.
If the Company is involved in voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, or a similar event, each holder of the Company ordinary shares will participate pro rata in all assets remaining after payment of liabilities, subject to prior distribution rights of the Company preferred shares, if any, then outstanding.

9.	Ordinary Shares
Ordinary Shares have no liquidation preferences and entitle holders to one vote per share. Ordinary shareholders are entitled to receive non-cumulative
dividends, when and if declared by our Board of Directors.